Right-of-use Assets and Lease Liabilities - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
U.S
Disclosure of quantitative information about right-of-use assets [line items]
Lease commencement date	Jul. 01, 2025
Iceland
Disclosure of quantitative information about right-of-use assets [line items]
Lease commencement date	Sep. 01, 2025